CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH PROVIDED (REQUIRED) BY OPERATING ACTIVITIES
Net profit (loss)		€ 260.6	€ 220.1	€ 153.2
Adjustments to reconcile net profit to cash provided (required) by operating activities
Depreciation and amortization		116.9	121.4	134.9
Corporate allocations	[1]	0.0	381.2	322.8
Employee benefit plan and share-based compensation		29.9	9.7	13.1
Tax expense		126.7	113.4	185.2
Net finance costs		201.8	184.1	334.8
Impairments		0.1	9.0	3.4
Share of profit (loss) of equity-accounted investees, net of dividends received		(33.1)	0.1	0.1
Other		(34.1)	(16.7)	(2.3)
Income tax paid		(116.3)	(78.7)	(218.0)
Interest paid		(10.7)	(9.6)	(16.0)
Changes in operating assets and liabilities
Trade receivables, net		147.3	(136.8)	222.5
Contract assets		(72.4)	63.0	(130.8)
Inventories, net		0.1	(4.0)	3.3
Accounts payable, trade		118.4	223.1	73.4
Contract liabilities		150.9	(4.2)	152.0
Trade receivables due from TechnipFMC		0.0	(102.0)	(47.6)
Other current assets and liabilities, net		60.5	(133.3)	(262.2)
Change in working capital		404.8	(94.2)	10.6
Other non-current assets and liabilities, net		(12.2)	(3.0)	84.6
Cash provided by operating activities		934.4	836.8	1,006.4
CASH PROVIDED (REQUIRED) BY INVESTING ACTIVITIES
Capital expenditures		(49.6)	(31.3)	(37.2)
Acquisition costs of subsidiary, net of cash acquired		(2.0)	0.0	0.0
Proceeds from sale of assets		0.2	0.4	0.4
Other financial assets		(1.6)	(21.1)	0.0
Cash required by investing activities		(53.0)	(52.0)	(36.8)
CASH PROVIDED (REQUIRED) BY FINANCING ACTIVITIES
Net increase (repayment) in long-term and short-term debt		588.0	6.5	0.0
Net decrease in commercial paper		(313.0)	(187.0)	(50.0)
Purchase of treasury stock		(20.0)	0.0	0.0
Liquidity contract		(9.0)	0.0	0.0
Dividends paid to Shareholders		0.0	(0.5)	0.0
Settlements of mandatorily redeemable financial liability		(256.0)	(196.7)	(502.7)
Payments for the principal portion of lease liabilities		(70.4)	(105.3)	(117.3)
Net proceeds from (repayment of) loans from TechnipFMC		54.7	(56.5)	(37.8)
Net (distributions to) / contributions from TechnipFMC		(532.9)	(775.9)	(412.9)
Cash provided (required) by financing activities:		(558.6)	(1,315.4)	(1,120.7)
Effect of changes in foreign exchange rates on cash and cash equivalents		126.1	156.7	45.1
(Decrease) Increase in cash and cash equivalents		448.9	(373.9)	(106.0)
Cash and cash equivalents, beginning of period		3,189.7	3,563.6
Cash and cash equivalents, end of period		€ 3,638.6	€ 3,189.7	€ 3,563.6

[1]	Corporate allocation related to general and administrative expenses included in the combined financial statements may not be indicative of the actual expense that would have been incurred if the Group had operated as an independent company for the years ended 2020 and 2019.